UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012




[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA CORNERSTONE CONSERVATIVE FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA CORNERSTONE CONSERVATIVE FUND
        NOVEMBER 30, 2012

 ======================================================

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                   8

    Notes to Portfolio of Investments                                         10

    Financial Statements                                                      11

    Notes to Financial Statements                                             14

EXPENSE EXAMPLE                                                               23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) SEEKS CURRENT INCOME. THE FUND ALSO CONSIDERS THE POTENTIAL FOR CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest in a selection of USAA mutual funds (underlying USAA Funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The Fund may invest in investment-grade and below-investment-grade securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN P. TOOHEY]                      [PHOTO OF WASIF A. LATIF]

          JOHN P. TOOHEY, CFA                            WASIF A. LATIF
          USAA Asset                                     USAA Asset
          Management Company                             Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA CORNERSTONE CONSERVATIVE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the reporting period of June 8, 2012, through November 30, 2012, the Fund has returned 5.27%. This compares to returns of 2.24% for the Barclays U.S. Aggregate Bond Index and 11.79% for the MSCI All-Country World Index.

o  HOW DID THE FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

   Stocks and bonds both delivered positive returns during the Fund's reporting period. The world equity markets rallied after global central banks pledged an unprecedented level of support that sharply reduced investors' perception of "tail risk" -- or in other words, the odds of a worst-case economic scenario. European Central Bank (ECB) chief Mario Draghi took the boldest steps, pledging in July that the ECB would do "whatever it takes" to keep the euro zone together. This proved to be positive for the world market in general, and Europe in particular. Investors also were emboldened by the prospects for another round of quantitative easing here in the United States,

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

   and the Federal Reserve offered a new, open-end version of its stimulative policy. Stocks faltered somewhat toward the tail end of the period, however, as investors grew increasingly concerned about the oncoming "fiscal cliff" (i.e., the set of tax increases and government spending cuts set to go into effect at year-end).

   The bond market also finished the period with a healthy performance. U.S. Treasuries produced a slightly positive return, and the generally positive environment worked in favor of credit-sensitive segments of the market such as investment-grade corporate and high-yield bonds.

o  WHAT WERE THE PRIMARY FACTORS AFFECTING THE FUND'S PERFORMANCE?

   The most important factor influencing performance was the Fund's asset allocation. The Fund's performance was helped substantially by the strong return of its fixed-income allocation amongst our fixed-income mutual funds. We believe we have positioned the Fund's fixed-income portfolio to withstand a wide range of potential outcomes in the financial markets. We believe these positions can perform well if the credit environment stays positive and/or rates rise.

   Our weighting in high-yield bonds, through our position in the High Income Fund, performed well as increased investor risk appetites and the continued thirst for yield fueled robust demand. Here, we are taking a relatively conservative stance given that the asset class isn't offering compelling values following its strong performance in the past two years.

o  WHAT OTHER KEY FACTORS AFFECTED THE FUND'S PERFORMANCE?

   We held a position in European stocks, through our holding in the International Fund. European equities indeed performed very well

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   during the past six months and this element of our positioning made a positive contribution to performance.

   Our allocation in the Emerging Markets Fund also added value, as the asset class recovered from its underperformance in 2011 to deliver returns ahead of the U.S. market in the past six months.

   We believe the positive performance impact of these decisions illustrate two key points. First, it helps underscore the value of active management over a passive, index-based approach. Second, it shows the importance of a global investment strategy. While investing overseas inevitably leads to periods of short-term underperformance, we believe it can add value versus a domestic-only strategy over time.

o  DO YOU HAVE ANY CLOSING THOUGHTS FOR INVESTORS?

   In a highly uncertain environment, we will look to mitigate the impact of potentially volatile market conditions by maintaining our steady, long-term approach and continuing to emphasize diversification. We also are placing a particular focus on guiding the portfolios into market segments that offer attractive valuations and away from those that appear to be over priced. We believe this strategy -- rather than one that is reactive to headlines and short-term market movements -- is the best approach to achieving an effective balance of risk and return.

   Thank you for your investment in the Fund.

   Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA CORNERSTONE CONSERVATIVE FUND

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INVESTMENT OVERVIEW

USAA CORNERSTONE CONSERVATIVE FUND (FUND)
(Ticker Symbol: USCCX)


--------------------------------------------------------------------------------
                                                                   11/30/12
--------------------------------------------------------------------------------

Net Assets                                                       $33.0 Million
Net Asset Value Per Share                                           $10.47


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/12
--------------------------------------------------------------------------------
                             Since Inception 6/8/12*

                                      5.27%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12
--------------------------------------------------------------------------------
                             Since Inception 6/8/12*

                                      5.80%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS**
--------------------------------------------------------------------------------

   Before Reimbursement    0.84%                  After Reimbursement    0.68%


               (Includes acquired fund fees and expenses of 0.58%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.
*Total returns for periods of less than one year are not annualized. This return is cumulative.
**The expense ratios are reported in the Fund's prospectus dated October 1, 2012, and are based on estimated expenses for the current fiscal year. USAA Asset Management company (the Manager) has agreed, through October 1, 2013, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10%, of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2013. If the total annual operating expense ratio of the Fund is lower than 0.10%, the Fund will operate at the lower expense ratio. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              MSCI ALL-COUNTRY       USAA CORNERSTONE      BARCLAYS U.S. AGGREGATE
                WORLD INDEX         CONSERVATIVE FUND            BOND INDEX
05/31/12         $10,000.00             $10,000.00               $10,000.00
06/30/12          10,493.89              10,095.03                10,003.92
07/31/12          10,637.55              10,205.08                10,141.91
08/31/12          10,868.84              10,305.13                10,148.53
09/30/12          11,211.17              10,426.25                10,162.50
10/31/12          11,136.45              10,476.52                10,182.49
11/30/12          11,278.85              10,526.79                10,198.56

                                   [END CHART]

                         *Data from 5/31/12 to 11/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Conservative Fund to the following benchmarks:

o The unmanaged MSCI All-Country Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the MSCI All-Country World Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, May 31, 2012, while the Cornerstone Conservative Fund's inception date is June 8, 2012. There may be a slight variation of the performance numbers because of this difference.

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6  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2012 o

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth .....................................................  1.0%
Emerging Markets ......................................................  1.3%
Growth ................................................................  1.2%
Income Stock ..........................................................  1.8%
International .........................................................  3.9%
Precious Metals and Minerals ..........................................  0.8%
S&P 500 Index .........................................................  1.1%
Small Cap Stock .......................................................  1.3%
Value .................................................................  1.1%
    Total Equity ...................................................... 13.5%

High Income ...........................................................  5.9%
Income ................................................................ 32.2%
Intermediate-Term Bond ................................................ 22.7%
Short-Term Bond ....................................................... 22.7%
    Total Fixed-Income ................................................ 83.5%

CASH:
Money Market Instruments ..............................................  3.2%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES   SECURITY                                                                     (000)
----------------------------------------------------------------------------------------------
            EQUITY MUTUAL FUNDS (13.5%)
    9,392   USAA Aggressive Growth Fund*                                               $   343
   26,269   USAA Emerging Markets Fund                                                     442
   24,181   USAA Growth Fund                                                               407
   43,818   USAA Income Stock Fund                                                         594
   50,918   USAA International Fund                                                      1,286
    9,378   USAA Precious Metals and Minerals Fund                                         264
   16,735   USAA S&P 500 Index Fund                                                        356
   28,288   USAA Small Cap Stock Fund                                                      423
   23,090   USAA Value Fund                                                                344
                                                                                        ------
            Total Equity Mutual Funds (cost: $4,265)                                     4,459
                                                                                        ------

            FIXED-INCOME MUTUAL FUNDS (83.5%)
  222,519   USAA High Income Fund                                                        1,929
  782,966   USAA Income Fund                                                            10,625
  678,434   USAA Intermediate-Term Bond Fund                                             7,490
  804,665   USAA Short-Term Bond Fund                                                    7,475
                                                                                       -------
            Total Fixed-Income Mutual Funds (cost: $27,170)                             27,519
                                                                                       -------

            MONEY MARKET INSTRUMENTS (3.2%)

            MONEY MARKET FUNDS (3.2%)
1,052,678   State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $1,053)      1,053
                                                                                       -------

            TOTAL INVESTMENTS (COST: $32,488)                                          $33,031
                                                                                       =======

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8  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

-------------------------------------------------------------------------------------------
($ in 000s)                                        VALUATION HIERARCHY
-------------------------------------------------------------------------------------------
                                   (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                               QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                           IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                  FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
-------------------------------------------------------------------------------------------
Equity Mutual Funds                  $ 4,459                  $-             $-     $ 4,459
Fixed-Income Mutual Funds             27,519                   -              -      27,519

Money Market Instruments:
  Money Market Funds                   1,053                   -              -       1,053
-------------------------------------------------------------------------------------------
Total                                $33,031                  $-             $-     $33,031
-------------------------------------------------------------------------------------------

For the period of June 8, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The equity and fixed-income mutual funds in which the Fund invests are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Cornerstone Conservative Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

     *  Non-income-producing security.

See accompanying notes to financial statements.

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10  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in affiliated underlying funds, at value (cost of $31,435)   $31,978
  Investments in other securities, at value (cost of $1,053)                 1,053
  Receivables:
    Capital shares sold                                                        286
    USAA Asset Management Company (Note 5C)                                     26
    Dividends from affiliated underlying funds                                  41
                                                                           -------
      Total assets                                                          33,384
                                                                           -------
LIABILITIES
  Payables:
    Securities purchased                                                       359
    Capital shares redeemed                                                     20
  Other accrued expenses and payables                                           26
                                                                           -------
      Total liabilities                                                        405
                                                                           -------
         Net assets applicable to capital shares outstanding               $32,979
                                                                           =======
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $32,252
  Accumulated undistributed net investment income                              181
  Accumulated net realized gain on investments                                   3
  Net unrealized appreciation of investments                                   543
                                                                           -------
         Net assets applicable to capital shares outstanding               $32,979
                                                                           =======
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                             3,150
                                                                           =======
  Net asset value, redemption price, and offering price per share          $ 10.47
                                                                           =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Period ended November 30, 2012* (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income distributions from affiliated underlying funds                     $296
                                                                            ----
EXPENSES
  Custody and accounting fees                                                 14
  Postage                                                                      3
  Shareholder reporting fees                                                   3
  Trustees' fees                                                               6
  Registration fees                                                           27
  Professional fees                                                           19
  Other                                                                        1
                                                                            ----
     Total expenses                                                           73
                                                                            ----
  Expenses reimbursed                                                        (65)
                                                                            ----
     Net expenses                                                              8
                                                                            ----
NET INVESTMENT INCOME                                                        288
                                                                            ----
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sales of affiliated underlying funds                    3
  Change in net unrealized appreciation/depreciation of affiliated
     underlying funds                                                        543
                                                                            ----
     Net realized and unrealized gain                                        546
                                                                            ----
  Increase in net assets resulting from operations                          $834
                                                                            ====

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

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12  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Period ended November 30, 2012* (unaudited)

--------------------------------------------------------------------------------

                                                                      11/30/2012
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                  $   288
  Net realized gain on sales of affiliated underlying funds                    3
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                              543
                                                                         -------
    Increase in net assets resulting from operations                         834
                                                                         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (107)
                                                                         -------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               34,597
  Reinvested dividends                                                        78
  Cost of shares redeemed                                                 (2,423)
                                                                         -------
    Increase in net assets from capital share transactions                32,252
                                                                         -------
  Net increase in net assets                                              32,979
                                                                         -------

NET ASSETS
  End of period                                                          $32,979
                                                                         =======
Accumulated undistributed net investment income:
  End of period                                                          $   181
                                                                         =======
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                              3,377
  Shares issued for dividends reinvested                                       7
  Shares redeemed                                                           (234)
                                                                         -------
    Increase in shares outstanding                                         3,150
                                                                         =======

*Fund commenced operations on June 8, 2012.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek current income with the potential for capital appreciation. The Fund commenced operations on June 8, 2012.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

================================================================================

14  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

================================================================================

16  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

    identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the period ended November 30, 2012, the Fund paid CAPCO facility fees of less than $500, which represents less than 0.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law. The Fund commenced operations on June 8, 2012.

Distributions of net investment income are made quarterly or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended November 30, 2012, were $32,305,000 and $872,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross and net unrealized appreciation of investments as of November 30, 2012, was $543,000, resulting in net unrealized appreciation of $543,000.

================================================================================

18  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Fund's investment policies and manages the Fund's portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Fund for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. The Manager does not receive any fees from the Fund for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the billing of these expenses to the Fund. These expenses are included in the professional fees on the Fund's statements of operations and, for the period ended November 30, 2012, were less than $500 for the Fund.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Fund to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended November 30, 2012, the Fund incurred reimbursable expenses of $65,000, of which $26,000 was receivable from the Manager.

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. SAS does not receive any fees from the Fund for these services.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2012, USAA and its affiliates owned 500,000 shares (15.9%) of the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Fund does not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Fund may represent a significant portion of the underlying USAA Funds' net assets. At November 30, 2012, the Fund owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

AFFILIATED USAA FUND                                             OWNERSHIP %
----------------------------------------------------------------------------
Aggressive Growth                                                   0.0%*
Emerging Markets                                                    0.0%*
Growth                                                              0.0%*
High Income                                                         0.1%
Income                                                              0.2%
Income Stock                                                        0.0%*
Intermediate-Term Bond                                              0.3%
International                                                       0.1%
Precious Metals and Minerals                                        0.0%*
S&P 500 Index                                                       0.0%*
Short-Term Bond                                                     0.3%
Small Cap Stock                                                     0.0%*
Value                                                               0.1%

    * Represents less than 0.1%.

================================================================================

20  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following table provides details related to the Fund's investment in the underlying USAA Funds for the period ended November 30, 2012 (in thousands):

                              PURCHASE    SALES     DIVIDEND   REALIZED GAIN     MARKET VALUE
AFFILIATED USAA FUND           COST(a)   PROCEEDS    INCOME      (LOSS)(b)     NOVEMBER 30, 2012
------------------------------------------------------------------------------------------------
Aggressive Growth             $   394      $ 61       $  -         $ 1             $   343
Emerging Markets                  467        37          -          (1)                442
Growth                            454        73          -           1                 407
High Income                     2,139       246         39           1               1,929
Income                         10,540        28        113           -              10,625
Income Stock                      676        92          2           -                 594
Intermediate-Term Bond          7,353        21         91           -               7,490
International                   1,287        96          -           1               1,286
Precious Metals and Minerals      294        30          -          (1)                264
S&P 500 Index                     406        61          2           1                 356
Short-Term Bond                 7,452        21         49           -               7,475
Small Cap Stock                   454        47          -           -                 423
Value                             389        59          -           -                 344

(a) Includes reinvestment of distributions from dividend income and realized gain.

(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    PERIOD ENDED
                                                                    NOVEMBER 30,
                                                                       2012***
                                                                    ------------
Net asset value at beginning of period                                 $ 10.00
                                                                       -------
Income from investment operations:
  Net investment income(a)                                                 .17
  Net realized and unrealized gain(a)                                      .36
                                                                       -------
Total from investment operations(a)                                        .53
                                                                       -------
Less distributions from:
  Net investment income                                                   (.06)
                                                                       -------
Net asset value at end of period                                       $ 10.47
                                                                       =======

Total return (%)*                                                         5.27
Net assets at end of period (000)                                      $32,979
Ratios to average net assets:**
  Expenses (%)(b),(c)                                                      .10
  Expenses, excluding reimbursements (%)(b),(c)                            .84
  Net investment income (%)(b)                                            3.30
Portfolio turnover (%)                                                       5

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended November 30, 2012, average net assets were $18,093,000. *** Fund commenced operations on June 8, 2012.
(a) Calculated using average shares. For the period ended November 30, 2012, average shares were 1,672,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

22  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period on the Fund's inception date of June 8, 2012, and held for the entire period ended November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      JUNE 8, 2012 -
                                   JUNE 8, 2012   NOVEMBER 30, 2012  NOVEMBER 30, 2012
                                   ---------------------------------------------------
Actual                               $1,000.00        $1,052.70            $0.49

Hypothetical
  (5% return before expenses)         1,000.00         1,023.63             0.49

* Expenses are equal to the Fund's annualized expense ratio of 0.10%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 176 days/365 days (to reflect the current period beginning with the Fund's inception date). The Fund's ending account value on the first line in the table is based on its actual total return of 5.27% for the period of June 8, 2012, through November 30, 2012.

================================================================================

24  | USAA CORNERSTONE CONSERVATIVE FUND

================================================================================

TRUSTEES                       Daniel S. McNamara
                               Robert L. Mason, Ph.D.
                               Barbara B. Ostdiek, Ph.D.
                               Michael F. Reimherr
                               Paul L. McNamara
                               Patrick T. Bannigan*

                               *Effective October 31, 2012, Patrick T. Bannigan
                                resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND              USAA Asset Management Company
INVESTMENT ADVISER             P.O. Box 659453
                               San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                USAA Investment Management Company
DISTRIBUTOR                    P.O. Box 659453
                               San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                 USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                  State Street Bank and Trust Company
ACCOUNTING AGENT               P.O. Box 1713
                               Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                    Ernst & Young LLP
REGISTERED PUBLIC              100 West Houston St., Suite 1800
ACCOUNTING FIRM                San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                    Under "My Accounts" on
SELF-SERVICE 24/7              usaa.com select "Investments,"
AT USAA.COM                    then "Mutual Funds"

OR CALL                        Under "Investments" view
(800) 531-USAA                 account balances, or click
        (8722)                 "I want to...," and select
                               the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   97450-0113                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.